OFFICERS AND TRUSTEES
    GEORGE N. DONNELLY, PRESIDENT AND
    CHAIRMAN OF THE BOARD OF TRUSTEES
    ANDREW B. SHAFFER, SECRETARY,
    TREASURER AND TRUSTEE
    FRED R. KELLY, JR., PORTFOLIO MANAGER

INVESTMENT ADVISER
    FREEDOM FUNDS MANAGEMENT COMPANY

TRANSFER, SHAREHOLDER SERVICING, AND DIVIDEND DISBURSING AGENT
    FREEDOM FUNDS MANAGEMENT COMPANY

DISTRIBUTOR
    SMITH HAYES FINANCIAL SERVICES CORPORATION

CUSTODIAN OF PORTFOLIO SECURITIES
    WELLS FARGO INVESTMENTS AND TRUST,
    WELLS FARGO BANK WEST, N.A.

INDEPENDENT AUDITORS
    FORTNER BAYENS LEVKULICH & CO., P.C.

LEGAL COUNSEL
    KUTAK ROCK






THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF COLORADO BONDSHARES - A TAX-EXEMPT FUND. THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS OF THE FUND. THE PROSPECTUS CONTAINS INFORMATION CONCERNING THE INVESTMENT POLICIES AND EXPENSES OF THE PORTFOLIO IN ADDITION TO OTHER PERTINENT INFORMATION. SHARES OF COLORADO BONDSHARES - A TAX-EXEMPT FUND ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                                                                    May 28, 2002

Dear Shareholders:

Enclosed please find the report to shareholders as of 03/31/02. In summary, the report shows the results of a "steady as she goes" philosophy. In a time of uncertainty, we have opted for stability over sizzling performance. In keeping with this view of the world, we have been especially diligent in reviewing new credits before accepting them into the portfolio and constantly vigilant about the threats to the ones we already own.

Similarly, we have accumulated the largest position ever of short-term, highly rated variable rate bonds. This gives us unprecedented high liquidity but has brought our dividend down to around 6% from 7% last year. The exercise of caution at this time, I believe, is well advised. While our returns are down a little, they remain substantially higher than nearly all competing fixed income products. So, if interest rates stay the same, then we are well positioned to be competitive. If rates rise later in the year as we expect they might, we will get an immediate boost on our short-term variable rate bonds and we can invest our short-term dollars in higher yielding, long-term bonds.

Some questions have come up lately about the budget shortfalls at the state and federal levels and the subsequent effect on our portfolio. Truth is, most of our credits are not tied to state or federal funding sources, however, these deficits may be pointing to higher income taxes in the future. Instead, we depend on locally levied property taxes as our main staple. Most jurisdictions have, in fact, reduced local mill levies in recent years (due in large part to appreciating property values). The nice thing about property tax, from a bondholder's perspective, is that as long as there is a tax base, there is an ongoing source of revenue to pay our bonds. This is why general obligation bonds have long been the "darling" of banks, insurance companies and conservative investors. There is another reason; many of the assets that we have financed are "buried deep beneath the ground." This makes them hard to repossess and at the same time, invulnerable to sabotage.

Thank you for your support.

Sincerely,



Fred R. Kelly, Jr.
Portfolio Manager

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEMI-ANNUAL PERIOD ENDED MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------


             FACE                                                                                             MARKET
            AMOUNT                       COLORADO MUNICIPAL BONDS - 92.0%                                      VALUE
            ------                       --------------------------------                                     ------
             235,000  Academy Water and Sanitation District G.O. Series 1995, 6.20%-7.10% due
                          11/15/2002-05                                                                         250,887
           6,000,000  Arapahoe County Multifamily Housing Revenue Hunters Run Project Series 2001,
                          1.45% due 8/1/2031 (h)                                                              6,000,000
             155,000  Arapahoe Water and Sanitation District G.O. Refunding and Improvement
                          Series 1986, 8.50% due 12/1/2005                                                      172,327
           2,250,000  Arapahoe Water and Sanitation District G.O. Refunding Series 1995B,
                          8.50% due 12/1/2020 (b)                                                             2,320,200
             100,000  Arrowhead Metropolitan District G.O. Refunding Series 1994, 5.70% due
                          12/1/2003                                                                             104,057
              30,000  Arrowhead Metropolitan District G.O. Improvement Series 1995A, 6.10% due
                          12/1/2003                                                                              31,330
             950,000  Aurora Multifamily Housing Revenue River Falls Project Series 1999A, 5.70%
                          due 7/1/2029                                                                          905,768
             306,040  Aurora Centretech Metropolitan District G.O. Refunding and Improvement
                          Series 1994, 6.00% due 12/1/2023 (b)                                                  430,920
             700,000  Beebe Draw Farms Metropolitan District G.O. Series 1998, 7.00% due
                          10/1/2018                                                                             660,863
           1,295,000  Bell Mountain Ranch Phase II Metropolitan District G.O. Series 1995,
                          8.50% due 11/15/2015 (b)                                                            1,484,186
           5,215,000  Belle Creek Metropolitan District #1 G.O. Ltd. Tax Series 2000, 8.00% due
                          12/1/2020                                                                           5,288,740
             200,000  Black Hawk (City of) Device Tax Revenue Series 1996, 5.75%-5.85% due
                          12/1/2003-04                                                                          205,601
           2,250,000  Black Hawk (City of) Device Tax Revenue Series 1998, 5.625% due 12/1/2021               1,911,308
             265,000  Boulder County Multifamily Refunding and Improvement Revenue (Thistle Cmnty
                          Housing) Series 1999A, 6.00% due 6/1/2011                                             253,806
             805,000  Boulder County Multifamily Refunding and Improvement Revenue (Thistle Cmnty
                          Housing) Series 1999A, 6.25% due 6/1/2019                                             748,143
              70,000  Boulder County Multifamily Refunding and Improvement Revenue (Thistle Cmnty
                          Housing) Subordinate Series 1999B, 7.375% due 6/1/15                                   66,848
              75,000  Boxelder Sanitation District Sewer Revenue Refunding and Improvement
                          Series 1994, 5.90% due 1/1/2003                                                        76,663
           5,900,000  Broadlands Metropolitan District No. 2, 1.55% due 12/1/2025 (h)                         5,900,000
           4,450,000  Bromley Park Metropolitan District No. 3 G.O. Ltd. Tax Exchange Series 2001A, 8.00%
                          due 12/1/2019                                                                       4,512,434
           2,500,000  Bromley Park Metropolitan District No. 3 G.O. Ltd. Tax Exchange Series 2001B, 8.00%
                          due 12/1/2022                                                                       2,527,875

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEMI-ANNUAL PERIOD ENDED MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

             FACE                                                                                             MARKET
            AMOUNT                       COLORADO MUNICIPAL BONDS - 92.0%                                      VALUE
            ------                       --------------------------------                                     ------
              25,000  Castle Rock (Town of) G.O. Series 1988-2, 10.375% due 12/1/2008                            30,943
             565,000  Castle Rock (Town of) LID Series 1988-2D Special Assessment, 9.25%-10.375%
                          due 12/1/2008 (i)                                                                     172,150
             390,000  Central City (City of) Excise Tax Revenue Refunding Series 1996, 5.85%-6.60%
                          due 12/1/2002-11                                                                      317,109
           2,425,000  Central Platte Valley Metropolitan District Special Obligation Revenue
                          Series 1998, 7.00% due 12/1/2017                                                    2,638,351
             300,000  Cherry Creek South Metropolitan District No.1 Series 1986, 1.50%
                          due 6/1/06 (h)                                                                        300,000
           2,009,520  Colorado Centre Metropolitan District Ltd. Tax and Special Revenue Series
                          1992A, principal only, 0.00% due 1/1/2027 (a)(e)(i)                                    10,048
           2,008,335  Colorado Centre Metropolitan District Ltd. Tax and Special Revenue Series
                          1992A, interest only, 9.00% due 1/1/2027 (f)(i)                                     1,192,449
           6,465,662  Colorado Centre Metropolitan District Ltd. Tax and Special Revenue Series
                          1992B, 0.00% due 1/1/2032 (a)(g)(i)                                                    32,328
           3,960,000  Colorado Educational & Cultural Facilities Authority Charter School Revenue -
                          Liberty Common Series 1999, 6.95% due 8/15/2019                                     3,939,844
             950,000  Colorado Educational & Cultural Facilities Authority Charter School Revenue -
                          Crown Pointe Academy Series 2000, 7.25% due 7/15/2025                                 950,000
           1,225,000  Colorado Educational & Cultural Facilities Authority Private School Revenue -
                          Series 2000A, 8.50% due 6/1/2022                                                    1,225,000
             925,000  Colorado Educational & Cultural Facilities Authority Charter School Revenue -
                          Elbert County Series 2000, 8.00% due 6/1/2004-2010                                    924,895
             520,000  Colorado Health Facilities Authority Zero Coupon Retirement Housing Revenue -
                          Liberty Heights Project 1990 Subordinate Series B, 6.97% due 7/15/2020 (d)            154,887
           2,550,000  Colorado Health Facilities Authority Swedish Medical Center Project A
                          Series 1992, 6.80% due 1/1/2023                                                     2,689,944
           4,600,000  Colorado Housing and Finance Authority Multifamily Windridge Apartments
                          Project 1.50% due 2/15/2028 (h)                                                     4,600,000
           5,000,000  Colorado Housing and Finance Authority Multifamily Project 1.50% due
                          10/1/2030 (h)                                                                       5,000,000
           2,885,000  Colorado Housing and Finance Authority Multifamily Project 1.50% due
                          4/1/2030 (h)                                                                        2,885,000
             515,000  Colorado Postsecondary Educational Facilities Authority Revenue - National
                          Technological University Project Series 1993, 7.375% due 12/1/2010 (b)                569,636
             730,000  Colorado Postsecondary Educational Facilities Authority Revenue - National
                          Technological University Project Series 1993, 7.75% due 12/1/2010                     748,973

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEMI-ANNUAL PERIOD ENDED MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

             FACE                                                                                             MARKET
            AMOUNT                       COLORADO MUNICIPAL BONDS - 92.0%                                      VALUE
            ------                       --------------------------------                                     ------
             745,000  Colorado Springs Spring Creek GID G.O. Series 1995, 6.00% due
                          12/1/2014 (h)(i)                                                                     372,500
           1,170,000  Columbia Metropolitan District G.O. Improvement Series 1992, 7.80%-8.50%
                          due 11/1/2002-12                                                                   1,225,834
             405,000  Cordillera Metropolitan District G.O. Series 1994A, 8.00% due 12/1/2009 (b)              459,497
             500,000  Cordillera Metropolitan District G.O. Series 1994, 8.25% due 12/1/2013 (b)               570,325
           1,025,000  Cotton Ranch Metropolitan District G.O. Series 1998A, 7.25% due 12/15/2017             1,008,856
           3,500,000  Cotton Ranch Metropolitan District G.O. Ltd. Tax Refunding Series 1999A,
                          6.00% due 12/15/2017 (h)                                                           3,137,250
           2,250,000  Cottonwood Water and Sanitation District Refunding Series 1996A, 7.60%
                          due 12/1/2012                                                                      2,395,530
          19,106,474  Cottonwood Water and Sanitation District Capital Appreciation Refunding
                          Second Lien, Series 1998A, 8.00% due 12/1/2027 (d)                                 3,810,595
             165,000  Crested Butte (Town of) Sales Tax Revenue Series 1994, 6.20%-6.35%
                          due 12/1/2002-03                                                                     167,119
             300,000  Delta Sales (City of) and Use Tax Revenue Refunding Series 1994, 4.50%-4.65%
                          due 12/1/2002-03                                                                     305,351
           4,395,000  Denver (City and County of) Airport System Subordinate Revenue Series 1997B,
                          1.50% due 12/1/2020 (h)                                                            4,395,000
           2,500,000  Denver (City and County of) Multifamily Housing Revenue Cottonwood Creek
                          Series 1989A, 1.55% due 4/15/2014 (h)                                              2,500,000
           1,885,000  Denver (City and County of) Subordinate Multifamily Housing Revenue Capitol
                          Heights Apts. Series 1999C, 8.00% due 5/1/2032                                     1,885,000
           7,280,000  Denver (City and County of) Special Facilities Airport Revenue United Airlines
                          Project Series 1992A, 6.875% due 10/1/2032                                         4,732,218
              45,000  Denver West Metropolitan District Series 1997B, 4.80% due 12/1/2002                       45,606
             775,000  Denver West Metropolitan District Series 1997B, 5.70% due 12/1/2017                      764,979
              95,000  Dillon (Town of) Excise Tax Revenue Series 1994, 5.80%-5.90% due 6/1/2002-03              96,401
           3,600,000  Douglas County Multifamily Housing Revenue Autumn Chase Project Series 1999
                          1.45% due 12/1/2029 (h)                                                            3,600,000
           2,575,000  Eagle Ranch Metropolitan District Golf Course Enterprise Revenue Series 1999A
                          and 1999B, 1.50% due 10/15/2018 (h)                                                2,575,000
             445,000  Eagle Riverview Affordable Housing Corporation Multifamily Housing Project
                          Revenue Series 1999B, 7.00% due 7/1/2029                                             413,917
              90,000  El Paso County LID 85-2 Special Assessment Refunding Series 1988, 8.875%-9.00%,
                          due 9/1/2000 (a)                                                                       9,000

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEMI-ANNUAL PERIOD ENDED MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

             FACE                                                                                             MARKET
            AMOUNT                       COLORADO MUNICIPAL BONDS - 92.0%                                      VALUE
            ------                       --------------------------------                                     ------
              50,588  El Paso County Pheasant Run LID Special Assessment Series 1986-2, 9.25% due
                          9/1/1999 (a)                                                                        12,647
             100,000  El Paso County School District No. 2 - Harrison G.O. Improvement Series 1994,
                          7.10% due 12/1/2004                                                                109,711
             500,000  El Paso County School District No. 20 G.O. Refunding Series 1993A, Zero Coupon
                          6.10% due 6/15/2008 (d)                                                            377,140
             150,000  Elbert County School District C-1 Elizabeth G.O. Series 1994, 4.40% due 12/1/2002      152,054
             382,127  Equi-Mor Holdings Inc. Class A Pass-Through Certificates Series 1999A, 7.50%
                          due 4/5/2018                                                                       382,127
              25,000  Fort Collins Refunding Series B, 6.00% due 12/1/2002                                    25,677
              25,000  Fort Lupton Golf Course Revenue Anticipation Warrants Series 1996A, 8.50%
                          due 12/15/2015                                                                      20,781
           1,900,000  Fronterra Village Metropolitan District G.O. Series 2001, 8.00% due 12/1/2021        1,900,000
             500,000  Galleria Metropolitan District G.O. Series 1999, 7.25% due 12/1/2019                   514,165
             800,000  Gateway Village GID G.O. Series 1995, 8.25%-8.75% due 12/1/2005-14 (b)                 835,091
           1,990,000  Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due 12/1/2018  1,851,138
             995,000  Gateway Village GID Subordinate Ltd. Tax G.O. Series 1999, 7.00% due 6/1/2019          970,642
             300,000  Grand Junction (City of) Downtown Development Authority Tax Increment Revenue
                          Series 1996, 5.55%-5.65% due 11/15/2004-05                                         311,435
             975,000  Greatrock North Water and Sanitation District Ltd. Tax G.O. Series 1998, 8.00%
                          due 12/1/2017                                                                      962,003
             255,000  Greenwood Metropolitan District G.O. Refunding Series 1994, 6.50%-7.00%
                          due 12/1/2002-04                                                                   260,990
             165,000  Greenwood South Metropolitan District G.O. Refunding Series 1994, 6.45%-6.90%
                          due 12/1/2002-04                                                                   169,055
             510,000  Hamilton Creek District Series 1990, 0.00% due 12/1/2004 (g)(i)                        429,675
           3,000,000  Holland Creek Metropolitan District, Series 2001, 1.50% due
                          6/1/2041 (h)                                                                     3,000,000
             335,000  Idledale Fire Protection District G.O. Series 1993, 5.20%-5.80% due
                          12/15/2003-07                                                                      336,030
             315,000  Las Animas (City of) Water G.O. Series 1989, 8.60% due 12/1/2009                       317,161
           1,435,000  Littleton (The) Riverfront Authority Tax Increment Revenue Refunding Series
                          1999A-1, 8.00% due 12/1/2008                                                     1,449,465
           2,345,000  Moffat County Pollution Control Revenue Tri-State Generation and Transmission
                          Series 1984, 1.60% due 7/1/2010 (h)                                              2,345,000
             115,000  Montrose (City of) Water and Sewer Revenue Refunding and Improvement Series 1993,
                          4.65% due 10/1/2002                                                                116,461

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEMI-ANNUAL PERIOD ENDED MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

             FACE                                                                                             MARKET
            AMOUNT                       COLORADO MUNICIPAL BONDS - 92.0%                                      VALUE
            ------                       --------------------------------                                     ------
              80,000  Monument Sanitation District G.O. Refunding Series 1994, 5.90% due
                          12/1/2002                                                                            80,224
             100,000  Mountain Village Metropolitan District G.O. Series 1992, 7.95% due
                          12/1/2003 (b)                                                                       104,924
             190,000  Mountain Village Metropolitan District G.O. Series 1992, 7.95% due
                          12/1/2003                                                                           196,190
             175,000  North Jeffco Park and Recreation District Golf Course Revenue Series 1994,
                          5.90%-6.10% due 12/1/2002-04                                                        181,665
           1,400,000  North Pines Metropolitan District G.O. Ltd. Tax Series 2000, 9.00% due
                          12/1/2020                                                                         1,400,000
           2,800,000  North Range Village Metropolitan District G.O. Ltd. Tax Series 2000, 8.00%
                          due 12/1/2020                                                                     2,800,000
           1,365,000  North Range Village Metropolitan District G.O. Ltd. Tax Series 2001, 4.9%-8.5%
                          due 12/1/2021                                                                     1,365,000
              55,000  Otero County Swink School District No. 33 G.O. Building Series 1994, 8.40%
                          due 12/15/2002-03                                                                    58,898
              60,000  Ouray County Ridgeway School District #R-2 Series 1994, 7.75% due 12/1/2002              62,205
           1,830,000  Parker Jordan Metropolitan District G.O. Series 1998A, 6.25% due 12/1/2017            1,837,723
           4,470,000  Parker Jordan Metropolitan District G.O. Series 2000, 7.25% due 12/1/2019             4,470,000
           3,170,000  Pitkin County Multifamily Revenue Refunding Series 1996A, 1.55%
                          due 12/1/2024 (h)                                                                 3,170,000
             879,000  Pueblo County Capital Improvement Residual Revenue Series 1988, 10.07% due
                          8/2/2010 (d)                                                                        254,910
             157,758  Roxborough Village Metropolitan District Series 1993A, 9.00% due 12/31/2016 (i)         125,417
             276,451  Roxborough Village Metropolitan District Series 1993B, principal only,
                          0.00% due 12/31/2021 (e)(i)                                                          14,375
             906,622  Roxborough Village Metropolitan District Series 1993C, 9.84% due 12/31/2032 (d)(i)        1,133
             278,119  Roxborough Village Metropolitan District Series 1993B, interest only, 10.41%
                          due 1/1/2043 (f)(i)                                                                      25
             535,000  San Miguel County Housing Authority Multifamily Telluride Village Revenue
                          Refunding Series 1993, 6.30% due 7/1/2013                                           564,848
           2,230,000  Sand Creek Metropolitan District G.O. Ltd. Tax Series 1997, 7.125% due 12/1/2016      2,284,524
             970,000  Sand Creek Metropolitan District G.O. Ltd. Tax Series 1998, 6.625% due 12/1/2017        961,959
           1,555,000  Sheridan Series 1997A, 7.50% due 12/1/2016                                            1,588,324
             100,000  Smith Creek Metropolitan District Revenue Eagle County Series 1995, 1.55% due
                          10/1/2035 (h)                                                                       100,000

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEMI-ANNUAL PERIOD ENDED MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

             FACE                                                                                             MARKET
            AMOUNT                       COLORADO MUNICIPAL BONDS - 92.0%                                      VALUE
            ------                       --------------------------------                                     ------
           1,000,000  Southpark Metropolitan District G.O. Refunding Series 1996, 6.60% due 12/1/2013        1,048,140
              75,000  Southtech Metropolitan District G.O. Refunding Series 1994, 5.85% due 12/1/2004           76,997
              35,000  Southwest Commons Improvement District G.O. Series 1987, due 12/15/2006                   35,692
           1,985,000  Sterling Hills Metropolitan District G.O. Ltd. Tax Series 1998, 7.75% due
                          6/1/2018                                                                           1,985,000
           3,320,000  Sterling Hills West Metropolitan District G.O. Ltd. Tax Series 2000, 8.00% due
                          12/1/2019                                                                          3,320,000
           3,315,000  Sterling Hills West Metropolitan District G.O. Ltd. Tax Series 2001B, 8.00% due
                          12/1/2021                                                                          3,315,000
           5,300,000  Tabernash Meadows Water and Sanitation District G.O. Series 2000, 8.40% due
                          12/1/2020                                                                          5,019,842
             135,000  Telluride Hospital District Series 1997, 4.80% due 12/1/2002                             136,797
           5,215,000  Thornton Colorado Multifamily Housing Revenue Quail Ridge Project Series 1989A,
                          1.55% due 4/1/2010 (h)                                                             5,215,000
           1,840,000  Todd Creek Farms Metropolitan District No. 2 Ltd. Tax G.O. Series 1997, 8.00%
                          due 6/1/2017                                                                       1,856,302
             990,000  Todd Creek Farms Metropolitan District No. 2 Ltd. Tax G.O. Series 1999, 7.50%
                          due 12/1/2018                                                                        971,418
                                                                                                          ------------
                      Total Colorado Municipal Bonds (cost $ 157,522,219)                                 $158,154,471
                                                                                                          ============

                                     COLORADO CERTIFICATES OF PARTICIPATION - 0.5%
                                     ---------------------------------------------
             155,000  Arapahoe County Recreation District Refunding Certificates of Participation
                          Series 1996, 5.00%-5.20% due 12/1/2004-06                                          161,560
             600,000  Eagle-Vail Metropolitan District Golf Course Series 1999, 6.00% due 12/1/2019          575,976
             145,000  Park School District R-3 Certificates of Participation Series 1995 and 1996,
                          5.35%-5.45% due 6/1/2004-05                                                        145,431
                                                                                                            --------

                      Total Colorado Certificates of Participation Bonds (cost $827,330)                    $882,967
                                                                                                            ========

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEMI-ANNUAL PERIOD ENDED MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

            FACE                                                                                     MARKET
           AMOUNT                         OTHER MUNICIPAL BONDS - 5.7%                               VALUE
           ------                         ----------------------------                             -----------
           4,500,000  Lisbon (City of) North Dakota Industrial Revenue Bonds Series 2001A,
                          (Harvest Board LLC) 15.00% due 4/1/2011                                    4,275,000
           5,000,000  Newman Capital Trust II Series 2001-1 (California - Tax-Exempt)
                          Subordinate Class B Certificates, 9.75% due 4/1/2032                       5,000,000
             500,000  Sandoval County New Mexico Project Revenue Bonds, Tournament Soccer
                          Complex Series 1997, 7.50% due 8/15/2006                                     501,553
                                                                                                    ----------

                      Total Other Municipal Bonds (cost $10,015,000)                               $ 9,776,553
                                                                                                   -----------


                      TOTAL INVESTMENTS, AT VALUE (COST $ 170,629,349)*              98.2%         168,813,991
                      OTHER ASSETS NET OF LIABILITIES                                 1.8%           3,017,727
                                                                                    -----         ------------


                      NET ASSETS                                                    100.0%        $171,831,718
                                                                                    =====         ============

*Tax cost basis approximates book cost basis.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEMI-ANNUAL PERIOD ENDED MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

(a) Non-income producing based upon the financial condition of the issuer (see footnote 1).

(b) Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c) Represents interest certificates whose characteristics are similar to zero coupon bonds. All interest based on the coupon rate is remitted upon maturity. Interest rate shown for interest certificates represents effective yield at acquisition.

(d) Interest rate shown for zero coupon bonds represents the effective yield at the date of acquisition.

(e) Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f) Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g) Interest rate disclosed for cash flow bond represents the effective yield at March 31, 2002. Income on this security is derived from the cash flow of the issuer.

(h)   Represents current interest rate for a variable rate bond.

(i) Terms of security have been restructured since the original issuance. The face amount and market value of such securities amount to $13,922,467 and $2,350,100 or 1.4% of net assets, respectively, as of March 31, 2002.

The following abbreviations are used in the descriptions of securities included in the Statement of Investments:

G.O.   - General Obligation
GID    - General Improvement District
LID    - Local Improvement District

See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF ASSETS AND LIABILITIES

SEMI-ANNUAL PERIOD ENDED MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Investments, at value (cost $168,364,549) - see accompanying statement                       $ 168,813,991
Cash                                                                                               121,253
Interest receivable                                                                              3,275,850
Shares of beneficial interest sold                                                                 571,880
                                                                                             -------------


TOTAL ASSETS                                                                                   172,782,974
                                                                                             -------------

LIABILITIES

Payables and other liabilities:
    Dividends                                                                                      438,103
    Investments purchased                                                                          352,410
    Shares of beneficial interest redeemed                                                          36,439
    Accrued expenses and other                                                                     124,304
                                                                                             -------------


TOTAL LIABILITIES                                                                                  951,256
                                                                                             -------------


NET ASSETS                                                                                   $ 171,831,718
                                                                                             =============


COMPOSITION OF NET ASSETS

Paid-in capital                                                                              $ 173,795,994
Accumulated net realized losses                                                                   (148,918)
Net unrealized depreciation of investments (note 3)                                             (1,815,358)
                                                                                             -------------

NET ASSETS                                                                                   $ 171,831,718
                                                                                             =============


NET ASSET VALUE AND REDEMPTION VALUE PER SHARE (based on 18,415,760 shares of beneficial
interest outstanding)                                                                        $        9.33
                                                                                             =============

MAXIMUM OFFERING PRICE PER SHARE
(net asset value plus sales charge of 4.75% of offering price)                               $        9.80
                                                                                             =============


See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF OPERATIONS

SEMI-ANNUAL PERIOD ENDED MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest                                                                                         $ 5,447,466
                                                                                                    -----------

EXPENSES:
    Management fees (note 4)                                                                            386,311
    Custodian fees (note 5)                                                                              26,568
    Legal and auditing fees                                                                              27,000
    Portfolio pricing fees (note 5)                                                                       9,898
    Registration fees                                                                                     1,820
    Shareholders' reports                                                                                16,926
    Transfer agency expenses (note 4)                                                                    27,300
    Trustees' fees                                                                                          637
    Other                                                                                                 2,548
                                                                                                    -----------

         TOTAL EXPENSES                                                                                 499,008

Earnings credits on cash balances (note 5)                                                              (36,466)
                                                                                                    -----------

         NET EXPENSES                                                                                   462,542
                                                                                                    -----------


NET INVESTMENT INCOME                                                                                 4,984,924
                                                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS  REALIZED NET GAIN                                                                           17,010
                                                                                                    -----------

CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION) OF INVESTMENTS
       Beginning of year                                                                               (756,130)
       End of year                                                                                   (1,815,358)
                                                                                                    -----------

CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS                                                                        (1,059,228)
                                                                                                    -----------


NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM  OPERATIONS                                                                          $ 3,942,706
                                                                                                    ===========


See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENTS OF CHANGES IN NET ASSETS

SEMI-ANNUAL PERIOD ENDED MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                SIX MONTHS ENDED         YEAR ENDED
                                                                                    3/31/2002             9/30/2001
                                                                                -----------------      -----------------
FROM INVESTMENT ACTIVITIES:
    Net investment income                                                       $       4,984,924      $       8,051,462
    Realized net gain (loss) on investments                                                17,010                103,006
    Change in unrealized appreciation (depreciation) on investments                    (1,059,228)               356,414
                                                                                -----------------      -----------------

         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           3,942,706              8,510,882
                                                                                -----------------      -----------------

    DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                               (4,984,924)            (8,041,706)
                                                                                -----------------      -----------------


FROM BENEFICIAL INTEREST TRANSACTIONS:
    Proceeds from sale of shares                                                       39,079,886             44,086,019
    Dividends reinvested                                                                2,862,040              4,522,909
    Payments for shares redeemed                                                       (7,588,373)            (7,550,525)
                                                                                -----------------      -----------------

             INCREASE IN NET ASSETS DERIVED FROM
                BENEFICIAL INTEREST TRANSACTIONS                                       34,353,553             41,058,403
                                                                                -----------------      -----------------

         NET INCREASE IN NET ASSETS                                                    33,311,335             41,527,579
                                                                                -----------------      -----------------


NET ASSETS
    Beginning of period                                                               138,520,383             96,992,804
                                                                                -----------------      -----------------

    End of period                                                               $     171,831,718      $     138,520,383
                                                                                =================      =================


See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS

                                                                                          YEARS ENDED SEPTEMBER 30,
                                                                            -----------------------------------------------
                                                          SIX MONTHS
                                                          ENDED 3/31/2002     2001          2000          1999          1998
                                                          ---------------  ----------    ----------    ----------     ----------
PER SHARE OPERATING DATA:

NET ASSET VALUE, BEGINNING OF PERIOD                        $     9.39     $    9.35    $     9.42    $     9.64     $     9.58
                                                            ----------     ---------    ----------    ----------     ----------

Net investment income                                             0.30          0.68          .068          0.56           0.62
Net realized and unrealized gain (loss) on investments           (0.06)         0.04         (0.07)        (0.22)          0.06
                                                            ----------     ---------     ---------     ---------      ---------

Increase from investment operations                               0.24          0.72          0.61          0.34           0.68

Dividends from net investment income                             (0.30)        (0.68)        (0.68)        (0.56)         (0.62)
                                                            ----------     ---------     ---------     ---------      ---------

Net increase (decrease) in net asset value                       (0.06)         0.04         (0.07)        (0.22)          0.06
                                                            ----------     ----------    ---------     ---------      ---------

NET ASSET VALUE, END OF PERIOD                              $     9.33     $    9.39    $     9.35    $     9.42     $     9.64
                                                            ==========     =========     =========     =========      =========

TOTAL RETURN, AT NET ASSET VALUE (1)                              2.62%+        7.79%         6.76%         3.64%          7.62%
                                                            ==========     =========     =========     =========      =========


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)s                            $  171,832     $ 138,520    $   96,993    $   84,142     $   73,108
Ratios to average net assets:
   Net investment income                                          6.43%*        7.14%         7.18%         5.96%          6.66%
   Total expenses                                                  .64%*         .66%          .81%          .73%           .77%
   Net expenses                                                    .60%*         .60%          .73%          .64%           .66%

  Portfolio turnover rate (2)                                     7.74%*        7.91%        18.11%        21.95%         28.63%
                                                            ==========     =========     =========     =========      =========

+ Not Annualized

* Annualized

(1) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the market value of portfolio securities owned during the period. Sales of securities include the proceeds of securities which have been called, or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation. Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the period March 31, 2002 were $10,935,805 and $4,470,958 respectively.

See accompanying notes to financial statements

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS

SEMI-ANNUAL PERIOD ENDING MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Colorado BondShares - A Tax-Exempt Fund (the Fund) is registered under the Investment Company Act of 1940 as amended, as a diversified, open-end management company. The Fund's investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund's investment adviser is Freedom Funds Management Company (Freedom Funds). The following is a summary of significant accounting policies consistently followed by the Fund.

(a)   INVESTMENT VALUATION

      The values of investments are determined using prices quoted by a national independent pricing service approved by the Fund's Board of Trustees. The pricing service values the municipal bonds taking into consideration yield, stability, risk, quality, coupon, maturity, type of issue, trading characteristics and any other relevant trading or market factors. The Fund records amortization of premiums and accretion of original discounts on zero coupon bonds, using the effective yield method, in accordance with federal income tax purposes. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b)   INCOME TAXES

      The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its net investment income to shareholders. Therefore, no tax provision is required. At March 31, 2002, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $148,918, expiring in 2008.

(c)   OTHER/SECURITY CREDIT RISK

      Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis, which is the same basis the Fund uses for federal income tax purposes. The Fund concentrates its investments in Colorado and, therefore, may have more credit risks related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund invests in nonrated securities, which may be subject to a greater degree of credit risk, and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund's investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount and market value of bonds for which the accrual of interest income has been discontinued, approximated $8,615,770 and $64,023 which represents .04% of net assets, as of March 31, 2002.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS

SEMI-ANNUAL PERIOD ENDING MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

(d)   USE OF ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(2)   SHARES OF BENEFICIAL INTEREST

      The Fund has an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the six-month period ended March 31, 2002 and the fiscal year ended September 30, 2001 were as follows:

                                                     SIX MONTHS                 YEAR
                                                       ENDED                   ENDED
                                                      3/31/2002               9/30/01
                                                     ----------             ----------
            Shares sold                               4,172,176              4,705,572
            Dividends reinvested                        305,782                482,794
                                                     ----------             ----------
                                                      4,477,958              5,188,366
            Shares redeemed                            (810,024)              (804,349)
                                                     ----------             ----------

            NET INCREASE IN SHARES OUTSTANDING        3,667,934              4,384,017
                                                      =========             ==========


(3)   UNREALIZED GAINS AND LOSSES

      At March 31, 2002, the net unrealized depreciation on investments of $1,815,358 was comprised of gross appreciation of $2,295,566 and gross depreciation of $4,110,924.

(4)   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expenses associated with advertising, marketing, and distributing the Fund's shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the period ended March 31, 2002. Transfer agency expenses represent direct expenses charged to the Fund by third parties.

(5)   EARNINGS CREDITS ON CASH BALANCES

      Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the fund's custodian bank, Wells Fargo Investments and Trust. The earnings credits resulted in offsetting custodian fees of $26,568 and reduced fees of $9,898 for services provided by Standard and Poor's, a division of The McGraw-Hill Companies.